Capital and reserves - Treasury shares (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Mar. 18, 2024 shares
Capital and reserves
Share buyback program					200,000,000
Repurchased shares	1,800,000	1,800,000
Treasury stock value acquired | $		$ 20.3
Treasury shares | €	€ 18,813		€ 2,322	€ 2,705
Beginning balance (Number of shares)	230,612	230,612	285,964
Purchased during the year (Number of shares)	2,627,731	2,627,731	787,776
Surrendered during the year (Number of shares)	(931,057)	(931,057)	(843,128)
Ending balance (Number of shares)	1,927,286	1,927,286	230,612	285,964
Beginning balance | €	€ 2,322		€ 2,705
Purchase of treasury shares | €	28,725		9,022	€ 3,837
Surrendered during the year | €	(12,234)		(9,405)
Ending balance | €	€ 18,813		€ 2,322	€ 2,705